ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Accumulated other comprehensive income	$ 8,379	$ 8,039